Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Principle Components of Deferred Taxes

The principal components of deferred taxes were as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Deferred tax assets
Advertising expenses carrying forwards	24,485	24,859	24,673
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	11,140	647	1,246
Expected credit loss	—	277	2,598
Accrued expenses	13,757	—	—
Depreciation of property and equipment	775	—	—
Net operating loss carrying forwards	1,017,664	1,054,013	1,123,125
Total deferred tax assets	1,067,821	1,079,796	1,151,642
Less: valuation allowance	(1,067,821)	(1,079,796)	(1,151,642)
Deferred tax assets, net	—	—	—

Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before provision for income tax	(1,441,913)	(177,872)	(311,782)
Income tax benefit computed at an applicable tax rate of 25%	(360,478)	(44,468)	(77,946)
Effect of non-deductible expenses	5,083	6,980	1,516
Effect of research and development expenses super deduction	(19,199)	(6,698)	(12,316)
Effect of preferential tax rate	50,248	28,615	16,326
Effect on tax rates in different tax jurisdictions	17,854	3,596	574
Change in valuation allowance	306,492	11,975	71,846
	—	—	—

Summary of Movements of Valuation Allowance

The movements of valuation allowance for the years end December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the period	761,329	1,067,821	1,079,796
Additions	306,492	11,975	71,846
Balance at end of the period	1,067,821	1,079,796	1,151,642